Net income per common share - Basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Basic net income per common share (in usd per share)	$ 2.57	$ 4.95
Diluted net income per common share (in usd per share)	$ 2.57	$ 4.86